OTHER ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ASSETS, NET [Abstract]
Prepaid long-term land lease, net (see Note 16C)	$ 3,779	$ 3,899
Debenture issuance expenses, net and deferred financing charges	3,995	5,719
Prepaid expenses - long-term and others	2,244	1,929
Other assets, net	$ 10,018	$ 11,547